Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	0000810744
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Shareholder Report [Line Items]
Fund Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Class Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Trading Symbol	HICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at 1-800-572-0069.
Additional Information Phone Number	1-800-572-0069
Additional Information Website	www.coloradobondshares.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Colorado BondShares	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

•	For the year ended September 30, 2024, the Fund produced a return of 13.2%. Of this return, approximately 5.6% was driven by dividend income and 7.6% was a result of capital appreciation.

•
During the period, the yields on the 5- and 10-year US Treasury bonds declined by a notable amount, spurred by slowing inflation and the anticipation of rate cuts by the Federal Reserve. Given that bond yields and bond prices have an inverse relationship, the decline in interest rates resulted in the prices of bonds increasing. Additionally, investment grade and high yield credit spreads compressed, which contributed to pushing interest rates lower and bond prices higher.

•
The Fund’s overweight position to Colorado Municipal Bonds performed strongly during the period, outpacing the returns of the Fund’s other sectors. Within that group, bonds with low coupons performed especially well. The prices of those bonds were most impacted when interest rates rose, and their discounted prices recovered meaningfully as rates began to decline. The Fund’s Short-term Municipal Bond positions produced positive results, but those returns were not as strong as the ones experienced in the other sectors of the Fund. These bonds have variable interest rates, which results in their par value remaining steady regardless of the interest rate environment. Since their values did not decline as rates increased like bonds with fixed rate coupons, their prices did not recover as interest rates dropped.

•
The CHFA / Casey’s Pond Living bonds appreciated significantly, up over 35% during the year. The senior living facility, which the bonds are secured by, had been experiencing problems over the last few years, and an agreement was reached to sell the facility, which will result in a large return of capital to the bondholders.

•
The Fund outperformed the Bloomberg Municipal Bond Index during the period. Non-rated securities, to which the Fund has a large allocation, outperformed rated securities, which composes a large percentage of that index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return values:

	1 Year	5 Years	10 Years

Colorado BondShares with maximum sales charge	7.86%	3.11%	4.04%

Colorado BondShares without sales charge	13.24%	4.12%	4.55%

Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,823,198,816
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 8,702,700
Investment Company, Portfolio Turnover	5.58%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,823,198,816

Total number of portfolio holdings	321

Total advisory fees paid	$8,702,700

Portfolio turnover rate as of the end of the reporting period	5.58%

Holdings [Text Block]
What is the fund invested in?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Credit Quality
Based on a Percentage of Net Assets as of September 30, 2024
Sector Breakdown
Based on a Percentage of Net Assets as of September 30, 2024